Subsequent Events	12 Months Ended
Feb. 28, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

38. SUBSEQUENT EVENTS

In March 2023, for strategic reasons, the group acquired 76% of Cartrack Swaziland (Proprietary) Limited, from its existing franchisees for a purchase consideration of ZAR 9.1 million.

On May 8, 2023, the Board of Directors declared an interim dividend of 85 U.S. cents per ordinary shares which shall be payable entirely out of the Karooooo Ltd’s retained earnings.